Document and Entity Information	Apr. 14, 2016
Prospectus:
Document Type	497
Document Period End Date	Apr. 14, 2016
Registrant Name	SEI DAILY INCOME TRUST /MA/
Central Index Key	0000701939
Amendment Flag	false
Document Creation Date	Apr. 14, 2016
Document Effective Date	Apr. 14, 2016
Prospectus Date	May 31, 2015
SDIT MONEY MARKET FUND | SDIT MONEY MARKET FUND - CLASS A
Prospectus:
Trading Symbol	TCMXX
SDIT PRIME OBLIGATION FUND | SDIT PRIME OBLIGATION FUND - CLASS A
Prospectus:
Trading Symbol	TCPXX
SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - CLASS A
Prospectus:
Trading Symbol	SEOXX
SDIT GOVERNMENT II FUND | SDIT GOVERNMENT II FUND - CLASS A
Prospectus:
Trading Symbol	TCGXX
SDIT TREASURY FUND | SDIT TREASURY FUND - CLASS A
Prospectus:
Trading Symbol	SEPXX
SDIT TREASURY II FUND | SDIT TREASURY II FUND - CLASS A
Prospectus:
Trading Symbol	SCPXX